Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Product (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,894,307.7	$ 2,161,735.8	$ 2,263,891.3
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,514,461.3	1,882,518.1	1,991,855.9
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 379,846.4	$ 279,217.7	$ 272,035.4